Annual Fund Operating Expenses	Jan. 28, 2026
Poplar Forest Partners Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Poplar Forest Partners Fund | Poplar Forest Partners Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.30%	[1],[2]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.21%	[2]
Poplar Forest Partners Fund | Poplar Forest Partners Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.05%	[1],[2]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.96%	[2]
Poplar Forest Cornerstone Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Poplar Forest Cornerstone Fund | Poplar Forest Cornerstone Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.55%)
Net Expenses (as a percentage of Assets)	0.90%	[3]

[1]
[2]	Tocqueville Asset Management, L.P. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) in order to limit the Total Annual Fund Operating Expenses to 0.95% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 28, 2027, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
[3]	Tocqueville Asset Management, L.P. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) in order to limit the Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 28, 2027, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.